INCOME TAXES - Reconciliation of income tax expenses at statutory tax rate to income tax expense recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Reconciliation of income tax expense at statutory tax
Income (loss) before income tax expenses	¥ (1,691,563)	$ (259,244)	¥ (2,220,324)	¥ 2,418,729
Statutory EIT rate	25.00%	25.00%	25.00%	25.00%
Income tax expense at statutory tax rate	¥ (422,891)		¥ (555,081)	¥ 604,682
Nondeductible expenses	278,303		15,362	19,526
Change in valuation allowance	504,360		43,350	20,980
Effect of tax holiday and preferential tax rate	104,218		221,590	(375,632)
Share-based compensation expenses	72,657		88,288	127,041
Effect of different tax rates of subsidiaries operating in other jurisdictions	1,675		11,894	5,806
Total	538,322	$ 82,501	(174,597)	402,403
Non-deductible expenses
Nondeductible expenses-excessive advertising fees				2,927
Other nondeductible expenses	278,303		15,362	16,599
Total	¥ 278,303		¥ 15,362	¥ 19,526